Operations and Summary of Significant Accounting Principles (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Operations And Summary Of Significant Accounting Principles 1	$ 51,579
Operations And Summary Of Significant Accounting Principles 2	124,672
Operations And Summary Of Significant Accounting Principles 3	509,433
Operations And Summary Of Significant Accounting Principles 4	646,915
Operations And Summary Of Significant Accounting Principles 5	$ 419,070